Employee Benefit Plans	12 Months Ended
Dec. 31, 2022
Employee benefit plans
Employee benefit plans

21. Employee benefit plans

The Group’s PRC subsidiaries are required by law to contribute certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed RMB159,607, RMB298,108 and RMB373,024 for the years ended December 31, 2020, 2021 and 2022, respectively, for such benefits.